NOTE 8: INTANGIBLE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Goodwill impairment	$ (2,377,397)
Patient Records and Brand
Disclosure of detailed information about intangible assets [line items]
Impairment loss	$ (93,757)
Trademarks, Domain Names and Management Software
Disclosure of detailed information about intangible assets [line items]
Impairment loss		$ (64,200)